BORROWINGS - Summary of Borrowings by Company (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Amount	$ 20,770,363	$ 4,891,540
Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Amount	1,316,989	241,763
Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Amount	$ 19,453,374	$ 4,649,777